United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/14

Date of Reporting Period: Quarter ended 12/31/13

Item 1. Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
December 31, 2013 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—66.5%
		Federal Home Loan Mortgage Corporation—29.4%
$18,330,573		3.500%, 11/1/2025 - 9/1/2043	$18,318,311
10,710,709		4.000%, 8/1/2025 - 1/1/2042	11,025,052
11,074,901		4.500%, 6/1/2019 - 9/1/2040	11,731,419
7,657,902		5.000%, 7/1/2019 - 10/1/2039	8,259,952
5,419,388		5.500%, 10/1/2021 - 10/1/2039	5,918,434
3,288,992		6.000%, 4/1/2036 - 7/1/2037	3,625,215
273,208		7.500%, 1/1/2027 - 2/1/2031	320,104
		TOTAL	59,198,487
		Federal National Mortgage Association—30.9%
2,595,159		2.500%, 4/1/2028	2,568,600
4,204,623		3.000%, 6/1/2027	4,290,358
1,437,104		3.500%, 12/1/2026	1,502,897
23,138,526		4.000%, 12/1/2031 - 4/1/2042	23,970,906
20,010,392	[1]	4.500%, 12/1/2019 - 1/1/2044	21,224,680
818,349		5.000%, 7/1/2019 - 12/1/2023	871,693
3,261,563		5.500%, 9/1/2034 - 4/1/2036	3,589,817
3,096,457		6.000%, 11/1/2034 - 10/1/2037	3,426,423
502,663		6.500%, 7/1/2029 - 8/1/2034	564,751
132,444		7.000%, 6/1/2016 - 2/1/2030	143,820
1,123		7.500%, 4/1/2015	1,154
8,339		8.000%, 12/1/2026	9,938
		TOTAL	62,165,037
		Government National Mortgage Association—6.2%
7,807,912		3.500%, 12/15/2040 - 11/15/2042	7,877,896
1,770,653		4.500%, 10/15/2039	1,892,012
2,245,239		5.000%, 6/20/2039 - 9/20/2039	2,447,674
101,892		7.000%, 9/15/2028 - 11/15/2031	119,330
193,115		8.000%, 10/15/2030 - 11/15/2030	233,236
		TOTAL	12,570,148
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $131,127,702)	133,933,672
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.4%
		Federal National Mortgage Association—0.3%
35,242		REMIC 321 2, 6.500%, 4/1/2032	6,561
1,037,351		REMIC 356 23, 6.500%, 12/1/2034	210,307
1,225,226		REMIC 356 24, 6.500%, 9/1/2035	248,393
978,089		REMIC 368 27, 6.500%, 11/1/2035	190,212
		TOTAL	655,473
		Non-Agency Mortgage-Backed Securities—13.1%
1,326,340		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,332,631
1,199,565		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,111,260
466,607		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	406,826
1,499,637	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,478,342
3,692,296	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,361,835
2,732,144	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,418,767
440,341		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	435,011
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$930,004		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	$870,489
28,123	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	24,686
139,432	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	2,649
86,492		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	85,039
290,775		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	294,236
723,980		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	731,003
936,801		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	936,332
2,126,020		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,994,632
2,266,941		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,922,366
3,590,951		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,025,736
2,434,087		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	2,235,222
1,350,000	[2]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	1,308,231
1,474,976		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,330,050
1,011,608		Wells Fargo Mortgage-Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	1,048,922
		TOTAL	26,354,265
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,460,487)	27,009,738
		ASSET-BACKED SECURITY—0.4%
		Auto Receivables—0.4%
800,000	[2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.817%, 5/15/2018 (IDENTIFIED COST $800,000)	796,440
		COMMERCIAL MORTGAGE-BACKED SECURITIES—17.2%
		Agency Commercial Mortgage-Backed Securities—4.3%
2,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	1,821,919
2,700,000	[2,3]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	2,477,595
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	2,924,399
1,525,000	[2,3]	FREMF Mortgage Trust 2013-K712, 3.367%, 5/25/2045	1,462,066
		TOTAL	8,685,979
		Non-Agency Commercial Mortgage-Backed Securities—12.9%
3,420,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,490,110
2,650,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,767,979
2,400,000	[2,3]	JPMorgan Chase Commercial Mortgage Securities, Class A2, 3.341%, 7/15/2046	2,503,250
4,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	4,063,477
2,700,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.959%, 4/10/2046	2,675,323
3,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,883,736
1,500,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,562,958
3,500,000	[2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.364%, 6/15/2045	3,554,332
1,500,000	[2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.217%, 7/15/2046	1,514,317
		TOTAL	26,015,482
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,906,004)	34,701,461
		REPURCHASE AGREEMENTS—7.1%
4,617,000	[5]	Interest in $2,925,000,000 joint repurchase agreement 0.01%, dated 12/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,925,001,625 on 1/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,984,875,845.	4,617,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$9,553,000	[5,6]	Interest in $160,000,000 joint repurchase agreement 0.07%, dated 12/11/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $160,010,267 on 1/13/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $163,206,982.	$9,553,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	14,170,000
		TOTAL INVESTMENTS—104.6% (IDENTIFIED COST $210,464,193)[7]	210,611,311
		OTHER ASSETS AND LIABILITIES - NET—(4.6)%[8]	(9,283,034)
		TOTAL NET ASSETS—100%	$201,328,277
At December 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
9U.S. Treasury Long Bond Long Futures	10	$1,283,125	March 2014	$(12,679)
The average notional value of long futures contracts held by the Fund throughout the period was $647,656. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of this To Be Announced Security (TBAs) is subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these restricted securities amounted to $32,655,088, which represented 16.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2013, these liquid restricted securities amounted to $31,319,522, which represented 15.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$22,680	$24,686
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$4,279	$2,649
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$1,349,444	$1,308,231
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At December 31, 2013, the cost of investments for federal tax purposes was $210,464,193. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $147,118. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,248,387 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,101,269.
8	Assets, other than investments in securities, less liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
3

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$133,933,672	$—	$133,933,672
Collateralized Mortgage Obligations	—	26,982,403	27,335	27,009,738
Asset-Backed Security	—	796,440	—	796,440
Commercial Mortgage-Backed Securities	—	34,701,461	—	34,701,461
Repurchase Agreements	—	14,170,000	—	14,170,000
TOTAL SECURITIES	$—	$210,583,976	$27,335	$210,611,311
OTHER FINANCIAL INSTRUMENTS*	$(12,679)	$—	$—	$(12,679)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
4
Federated Ultrashort Bond Fund
Portfolio of Investments
December 31, 2013 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal National Mortgage Association—0.3%
$2,099,580		FNMA ARM 544848, 2.701%, 4/01/2030	$2,141,996
2,453,956		FNMA ARM 544872, 2.981%, 7/01/2034	2,596,916
488,014		FNMA ARM 556379, 1.539%, 5/01/2040	495,616
2,390,423		FNMA ARM 618128, 2.207%, 8/01/2033	2,476,478
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,535,005)	7,711,006
		ASSET-BACKED SECURITIES—49.6%
		Auto Receivables—24.2%
4,200,000	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	4,194,773
5,600,000		Ally Auto Receivables Trust Lease 2013-SN1 A4, Class A4, 0.90%, 5/22/2017	5,630,731
5,000,000	[1,2]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,027,592
3,510,000	[1,2]	Ally Master Owner Trust 2012-3, Class D, 2.517%, 6/15/2017	3,514,284
10,000,000		Ally Master Owner Trust 2013-1, Class A1, 0.617%, 2/15/2018	9,965,950
4,750,000		Ally Master Owner Trust 2013-3, Class A, 0.687%, 9/15/2018	4,751,843
8,089,885	[1,2]	American Credit Acceptance Receivables Trust 2013-1, Class A, 1.45%, 4/16/2018	8,083,797
5,621,621	[1,2]	American Credit Acceptance Receivables Trust 2013-2, Class A, 1.32%, 2/15/2017	5,624,097
1,784,025		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	1,788,184
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,460,126
6,500,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	6,556,715
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,549,000
3,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	3,072,229
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,264,989
2,000,000		Americredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	2,006,158
5,000,000		Americredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	5,065,139
6,000,000		Americredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,015,231
7,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,092,287
2,560,000		Americredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,618,609
12,200,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.567%, 9/15/2017	12,221,305
14,500,000		BMW Vehicle Lease Trust 2013-1, Class A4, 0.66%, 6/20/2016	14,519,781
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,051,388
10,000,000		Capital Auto Receivables Asset Trust 2013-3, Class A1B, 0.597%, 11/20/2015	9,999,355
9,000,000		Carmax Auto Owner Trust 2013-3, Class A2, 0.59%, 8/15/2016	9,030,140
6,315,365	[1,2]	Chesapeake Funding LLC 2011-2A, Class A, 1.418%, 4/7/2024	6,360,542
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.718%, 5/7/2024	3,589,834
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.018%, 5/7/2024	2,492,969
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.168%, 1/7/2025	2,991,497
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.568%, 1/7/2025	3,994,581
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.968%, 1/7/2025	2,496,578
4,000,000	[1,2]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	4,009,866
8,750,000	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	8,766,774
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,420,468
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,686,953
8,000,000	[1,2]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	8,066,198
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2012-B, Class C, 1.50%, 3/15/2017	6,514,885
12,000,000		Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	12,066,785
10,170,000		Ford Credit Auto Lease Trust 2013-B, Class C, 2.12%, 8/15/2017	10,189,323

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	$9,035,041
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,515,002
15,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	15,037,468
5,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 3.18%, 2/15/2016	5,013,303
3,905,000		Ford Credit Floorplan Master Owner Trust 2012-1, Class B, 1.067%, 1/15/2016	3,907,927
8,900,000		Ford Credit Floorplan Master Owner Trust 2013-1, Class A2, 0.547%, 1/15/2018	8,906,769
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,526,250
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	6,155,152
8,400,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	8,585,549
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,757,829
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	7,034,034
19,804,000	[1,2]	Hyundai Auto Lease Securitization Trust 2013-A, Class B, 0.96%, 8/15/2017	19,801,602
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,085,808
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,006,444
5,157,320	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.165%, 9/20/2016	5,122,250
5,425,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.818%, 5/15/2018	5,400,859
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A2, 0.66%, 2/16/2016	5,009,375
2,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	2,559,929
1,949,060	[1,2]	MMCA Automobile Trust 2012-A, Class A3, 1.08%, 9/15/2015	1,953,981
5,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	4,994,341
5,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,003,762
7,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-BA, Class A, 0.437%, 11/15/2016	6,999,783
5,000,000	[1,2]	Motor 2012 PLC, Class A1C, 1.286%, 2/25/2020	5,023,898
9,720,000	[1,2]	Motor 2013-1A, Class A1, 0.665%, 2/25/2021	9,728,505
3,550,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class B, 1.56%, 1/18/2019	3,565,055
2,500,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class C, 2.55%, 1/18/2019	2,520,972
10,000,000		Nissan Auto Lease Trust 2011-B, Class A4, 1.10%, 1/16/2017	10,032,075
20,000,000		Nissan Master Owner Trust Receivables 2013-A, Class A, 0.467%, 2/15/2018	20,005,350
18,360,000	[1,2]	Porsche Innovative Lease Owner Trust 2012-1 A4, Class A4, 0.67%, 11/21/2018	18,333,626
7,500,000	[1,2]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	7,499,704
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.417%, 3/14/2018	5,094,415
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.867%, 8/14/2018	4,032,670
6,216,359	[1,2]	SMART Series 2012-1US Trust, Class A3B, 1.067%, 5/14/2016	6,242,435
13,700,000		SMART Series 2013-1US Trust, Class A4B, 0.667%, 10/14/2018	13,713,001
14,500,000		SMART Series 2013-2US Trust, Class A4B, 0.714%, 2/14/2019	14,557,892
12,840,000		Santander Drive Auto Receivables Trust 2012-3, Class B, 1.94%, 12/15/2016	12,933,200
4,000,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,049,313
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,849,860
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	9,924,128
5,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	5,171,314
5,000,000		USAA Auto Owner Trust 2012-1, Class B, 1.02%, 12/17/2018	4,974,074
13,000,000	[1,2]	Volkswagen Credit Auto Master Trust 2011-1A, Note, 0.847%, 9/20/2016	13,034,644
1,844,464		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	1,854,998
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	6,033,812
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,507,962
5,500,000		World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.487%, 5/16/2016	5,499,348
18,000,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	18,112,244
10,500,000	[1,2]	World Omni Master Owner Trust 2013-1, Class A, 0.517%, 2/15/2018	10,491,523
		TOTAL	612,949,432

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—9.9%
$3,550,000	[1,2]	American Express Credit Account Master Trust 2012-2, Class C, 1.29%, 3/15/2018	$3,557,150
11,200,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 0.967%, 5/15/2020	11,239,435
14,500,000		American Express Credit Account Master Trust 2013-1, Class B, 0.867%, 2/16/2021	14,697,763
15,834,000		American Express Issuance Trust II 2013-1, Class C, 0.867%, 2/15/2019	16,047,895
3,111,000		American Express Issuance Trust II 2013-2, Class B, 0.867%, 8/15/2019	3,114,632
12,000,000		Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.408%, 2/7/2018	12,008,858
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.444%, 5/26/2020	15,432,913
10,000,000	[1,2]	Citibank Omni Master Trust 2009-A17, Class A17, 4.90%, 11/15/2018	10,372,320
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.617%, 4/15/2021	13,513,688
14,000,000		Discover Card Master Trust 2011-A1, Class A1, 0.517%, 8/15/2016	14,012,916
15,000,000		Discover Card Master Trust I 2012—B3, Class B3, 0.617%, 5/15/2018	14,972,554
8,000,000	[1,2]	Golden Credit Card Trust 2012-3A, Class A, 0.618%, 7/17/2017	8,015,640
13,000,000	[1,2]	Golden Credit Card Trust 2012-5A, Class A, 0.79%, 9/15/2017	13,017,745
14,450,000	[1,2]	Golden Credit Card Trust 2013-1A, Class A, 0.417%, 2/15/2018	14,430,420
7,000,000	[1,2]	Golden Credit Card Trust 2013-2A, Class A, 0.597%, 9/15/2018	7,004,025
10,000,000	[1,2]	Gracechurch Card PLC 2012-1A, Class A1, 0.867%, 2/15/2017	10,011,550
5,000,000		MBNA Credit Card Master Note Trust 2004-C2, Class C2, 1.067%, 11/15/2016	5,010,708
5,000,000	[1,2]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	5,006,575
5,500,000	[1,2]	Master Credit Card Trust 2012-2A, Class C, 1.97%, 4/21/2017	5,519,938
5,582,000	[1,2]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	5,585,042
6,000,000	[1,2]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	5,961,690
22,000,000	[1,2]	Penarth Master Issuer PLC 2011-1, Class A1, 0.555%, 11/18/2017	22,010,956
13,000,000	[1,2]	Turquoise Card Backed Securities PLC 2011-1, Class A, 0.917%, 9/15/2016	13,043,225
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 0.967%, 6/17/2019	8,037,160
		TOTAL	251,624,798
		Equipment Lease—4.6%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,626,416
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	6,066,952
7,400,000	[1,2]	CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	7,253,904
5,687,602	[1,2]	CLI Funding LLC. 2006-1A A, Class A, 0.345%, 8/18/2021	5,612,785
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,110,415
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,290,818
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,564,267
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,426,676
4,000,000		GE Equipment Midticket LLC, (Series 2013-1), Class A2, 0.64%, 3/22/2016	4,002,182
3,575,000		GE Equipment Midticket LLC, (Series 2013-1), Class B, 1.78%, 2/22/2023	3,591,813
259,894	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A3, 1.45%, 1/21/2018	260,461
4,800,000	[1,2]	GE Equipment Small Ticket LLC (Series 2013-1A), Class A4, 1.39%, 7/24/2020	4,819,824
3,150,000		GE Equipment Transportation LLC, (Series 2012-1), Class B, 1.16%, 9/22/2020	3,151,122
5,500,000		GE Equipment Transportation LLC, (Series 2012-2), Class A4, 0.81%, 9/24/2020	5,502,333
4,778,000	[1,2]	Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,827,999
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,015,546
2,900,000	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	2,902,325
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,196,221
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,005,315
5,500,000	[1,2]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	5,506,711
1,922,172	[1,2]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.27%, 9/15/2015	1,928,852
7,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	7,054,460
3,250,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class B, 1.74%, 10/22/2018	3,275,141

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$2,332,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class C, 2.68%, 10/22/2018	$2,386,299
8,416,667	[1,2]	Triton Container Finance LLC, Class A, 4.21%, 5/14/2027	8,492,705
3,990,000	[1,2]	Volvo Financial Equipment LLC, (Series 2013-1), Class C, 1.62%, 8/17/2020	3,987,171
		TOTAL	115,858,713
		Home Equity Loan—0.4%
782,351		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.525%, 7/25/2035	775,125
6,969,621		Carrington Mortgage Loan Trust 2006-RFC1, Class A3, 0.345%, 2/25/2036	6,349,534
233,477		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	234,156
154,306		Citifinancial Mortgage Securities, Inc. (Series 2003-4), Class AF4, 4.427%, 10/25/2033	154,865
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 0.905%, 8/25/2034	27,878
213,502		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.185%, 11/25/2034	182,879
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	9,166
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.825%, 2/25/2035	141,769
657,466	[1,2]	Quest Trust 2004—X1, Class A, 0.495%, 3/25/2034	653,261
2,075,087		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,061,611
97,280		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.765%, 8/25/2033	93,442
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	10,683,686
		Manufactured Housing—0.0%
81,686		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	84,007
246,586		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	247,005
35,519		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	35,535
		TOTAL	366,547
		Other—10.5%
12,386,392	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.478%, 6/14/2037	11,345,594
3,948,652	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.429%, 5/10/2032	3,778,135
4,194,753	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.038%, 2/25/2043	4,232,288
2,565,747		Educational Funding Of The South, Inc. 2011-1, Class A1, 0.788%, 10/25/2021	2,575,045
1,100,190	[1,2]	GE Business Loan Trust, (Series 2004-1), Class A, 0.457%, 5/15/2032	1,062,673
15,000,000		GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.737%, 2/20/2017	15,039,476
9,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.657%, 6/20/2017	9,011,677
2,500,000		GE Dealer Floorplan Master Note Trust 2012-4, Class A, 0.607%, 10/20/2017	2,502,744
5,832,000		GE Dealer Floorplan Master Note Trust 2012-4, Class B, 0.867%, 10/20/2017	5,836,613
101,363		Louisiana Public Facilities Authority 2011-A, Class A1, 0.766%, 4/26/2021	101,023
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.087%, 10/25/2025	7,023,100
8,333,449		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.679%, 10/25/2028	8,269,532
626,541		North Carolina Education Assistance Authority 2011-1, Class A1, 0.688%, 1/25/2021	625,940
7,000,000		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	7,021,875
14,000,000	[1,2]	PFS Financing Corp. 2012-AA, Class A, 1.367%, 2/15/2016	14,023,779
4,000,000	[1,2]	PFS Financing Corp. 2012-BA, Class A, 0.867%, 10/17/2016	4,013,553
5,600,000	[1,2]	PFS Financing Corp. 2012-BA, Class B, 1.667%, 10/17/2016	5,630,022
8,450,000	[1,2]	PFS Financing Corp. 2013-AA, Class A, 0.717%, 2/15/2018	8,421,575
10,000,000	[1,2]	PFS Financing Corp. 2013-BA, Class B, 1.267%, 4/17/2017	9,973,760
17,022,447	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.417%, 5/16/2044	17,940,672
120,276	[1,2]	SLM Student Loan Trust 2010-C, Class A1, 1.817%, 12/15/2017	120,379
10,127,960		SLM Student Loan Trust 2011-1, Class A1, 0.685%, 3/25/2026	10,494,340
6,415,375		SLM Student Loan Trust 2011-2, Class A1, 0.765%, 11/25/2027	6,437,797
4,220,969	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.167%, 10/15/2024	4,234,934
4,364,740	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.567%, 8/15/2025	4,421,329

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$9,167,865	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.267%, 8/15/2023	$9,201,786
8,091,815	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 0.917%, 10/16/2023	8,110,450
7,025,134		SLM Student Loan Trust 2013-1, Class A1, 0.315%, 2/27/2017	7,016,978
7,818,205		SLM Student Loan Trust 2013-3, Class A1, 0.366%, 11/27/2017	7,812,638
7,781,389		SLM Student Loan Trust 2013-5, Class A1, 0.426%, 5/25/2018	7,782,972
5,850,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.217%, 5/17/2027	5,776,875
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,505,009
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,211,114
17,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.567%, 10/15/2031	17,056,653
893,323	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	897,386
5,312,710	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	5,379,607
1,172,587	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,193,188
2,279,199	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	2,328,980
8,338,226	[1,2]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	8,294,054
2,559,767	[1,2]	Sierra Receivables Funding Co. LLC 2012-3A, Class A, 1.87%, 8/20/2029	2,530,937
2,646,424		South Texas Higher Education Authority, Class A1, 0.748%, 10/1/2020	2,646,451
		TOTAL	265,882,933
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,256,479,382)	1,257,366,109
		CORPORATE BONDS—27.5%
		Basic Industry - Chemicals—0.8%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 4.00%, 12/7/2015	2,600,878
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,514,532
8,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	8,483,459
7,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	7,605,990
		TOTAL	20,204,859
		Basic Industry - Metals & Mining—0.6%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,039,585
3,000,000		ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	3,270,000
1,000,000		BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.498%, 9/30/2016	1,001,508
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,222,228
4,750,000		Rio Tinto Finance USA Ltd., Floating Rate Note—Sr. Note, (Series FRN), 1.084%, 6/17/2016	4,786,599
		TOTAL	16,319,920
		Capital Goods - Diversified Manufacturing—0.1%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,496,118
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,359,567
		TOTAL	3,855,685
		Communications - Media & Cable—0.3%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,641,855
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,250,895
		TOTAL	6,892,750
		Communications - Telecom Wireless—0.4%
8,580,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.244%, 9/12/2016	8,674,740
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,574,153
		TOTAL	10,248,893
		Communications - Telecom Wirelines—1.3%
6,000,000		AT&T, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.624%, 2/12/2016	5,991,534
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 0.80%, 12/1/2015	2,993,826
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,894,537

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	$2,020,854
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,151,736
3,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.858%, 3/28/2014	3,003,948
3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.993%, 9/14/2018	3,873,859
		TOTAL	31,930,294
		Consumer Cyclical - Automotive—1.8%
6,000,000	[1,2]	American Honda Finance Corp., Floating Rate Note—Sr. Note, (Series 144A), 0.612%, 5/26/2016	6,017,376
1,265,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 0.744%, 10/7/2016	1,272,448
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, (Series 144A), 1.60%, 2/16/2018	3,941,268
6,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, (Series 144A), 0.858%, 3/28/2014	6,008,658
6,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, (Series 144A), 1.875%, 8/9/2016	6,025,134
8,500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, (Series 144A), 0.946%, 9/26/2016	8,550,983
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	7,035,737
8,000,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note—Sr. Note, (Series 144A), 0.996%, 3/21/2014	8,013,904
		TOTAL	46,865,508
		Consumer Cyclical - Entertainment—1.0%
9,400,000		NBC Universal, Inc., Sr. Unsecd. Note, 2.10%, 4/1/2014	9,440,693
1,750,000		Viacom, Inc., 2.50%, 9/1/2018	1,765,146
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,222,108
5,000,000		Walt Disney Co., Sr. Unsecd. Note, (Series MTN), 0.45%, 12/1/2015	4,997,260
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,023,910
		TOTAL	25,449,117
		Consumer Cyclical - Retailers—0.1%
2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 0.60%, 4/11/2016	1,998,098
		Consumer Non-Cyclical - Food/Beverage—1.7%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, (Series 144A), 7.45%, 4/1/2014	1,525,133
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,432,312
3,300,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,307,217
5,000,000		General Mills, Inc., Floating Rate Note—Sr. Note, 0.588%, 5/16/2014	5,004,950
2,000,000		Kellogg Co., 1.125%, 5/15/2015	2,014,298
3,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	3,039,171
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,066,234
4,650,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, (Series 144A), 1.85%, 1/15/2015	4,706,944
9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note—Sr. Note, (Series 144A), 0.932%, 8/1/2018	9,557,731
		TOTAL	43,653,990
		Consumer Non-Cyclical - Health Care—0.2%
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,887,736
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,509,930
		Consumer Non-Cyclical - Tobacco—0.2%
5,000,000		Altria Group, Inc., Company Guarantee, 4.125%, 9/11/2015	5,278,390
		Energy - Independent—0.1%
2,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.266%, 7/18/2018	2,839,375
		Energy - Integrated—2.1%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	5,225,975
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,252,880
6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.876%, 9/26/2018	6,015,348
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,108,672
400,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	401,364

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$3,164,000		Husky Energy, Inc., 5.90%, 6/15/2014	$3,238,838
10,000,000		Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 2.384%, 1/15/2019	9,825,000
10,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	10,805,000
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,060,951
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 0.531%, 5/15/2018	7,007,826
		TOTAL	53,941,854
		Energy - Oil Field Services—0.4%
4,750,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, (Series 144A), 2.35%, 9/15/2016	4,800,649
4,000,000	[1,2]	Schlumberger Investment SA, Floating Rate Note—Sr. Note, (Series 144A), 0.792%, 9/12/2014	4,015,524
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, (Series 144A), 1.25%, 8/1/2017	1,955,730
		TOTAL	10,771,903
		Financial Institution - Banking—6.9%
6,500,000		Associated Banc-Corp., Sr. Unsecd. Note, 1.875%, 3/12/2014	6,509,243
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.281%, 1/15/2019	3,531,654
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTN), 1.066%, 3/22/2016	5,038,320
9,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	9,418,455
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, (Series MTN), 0.843%, 4/9/2018	10,060,950
7,500,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	7,835,587
3,750,000		Capital One Bank, Sr. Unsecd. Note, (Series BKNT), 1.15%, 11/21/2016	3,736,001
8,000,000		Citigroup, Inc., Floating Rate Note—Sr. Note, 1.038%, 4/1/2016	8,056,688
1,964,000		Citigroup, Inc., Floating Rate Note—Sr. Note, 1.178%, 4/1/2014	1,967,957
5,000,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	5,143,320
10,000,000		Fifth Third Bancorp, Floating Rate Note—Sr. Note, 0.748%, 11/18/2016	10,033,550
5,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, (Series MTN), 1.340%, 11/15/2018	5,017,630
5,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, 1.238%, 2/7/2014	5,003,615
7,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	7,223,888
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,735,546
6,200,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	6,328,018
4,000,000		JPMorgan Chase & Co., Floating Rate Note—Sr. Note, (Series MTN), 0.993%, 5/2/2014	4,009,604
5,000,000		JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 0.689%, 4/23/2015	5,011,470
4,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, (Series FRN), 1.838%, 1/24/2014	4,003,272
2,725,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.488%, 2/25/2016	2,761,897
5,000,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 5/13/2014	5,095,815
10,000,000	[1,2]	Nordea Bank AB, Floating Rate Note—Sr. Note, (Series 144A), 0.699%, 5/13/2016	10,034,380
4,500,000		PNC Bank, N.A., Floating Rate Note—Sr. Note, 0.548%, 1/28/2016	4,508,041
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,533,221
5,300,000		Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, 0.612%, 3/8/2016	5,313,149
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,048,492
2,450,000		Union Bank, N.A., Floating Rate Note—Sr. Note, 0.996%, 9/26/2016	2,473,547
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, (Series FRN), 1.166%, 6/26/2015	5,057,560
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	4,970,300
15,000,000		Westpac Banking Corp., Floating Rate Note, 0.976%, 7/30/2018	15,090,915
		TOTAL	172,552,085
		Financial Institution - Brokerage—0.2%
5,000,000		BlackRock, Inc., Sr. Unsecd. Note, 1.375%, 6/1/2015	5,064,355
		Financial Institution - Finance Noncaptive—1.1%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 0.828%, 5/22/2018	7,502,873
4,000,000		General Electric Capital Corp., Floating Rate Note—Sr. Note, (Series MTN), 0.938%, 4/24/2014	4,009,532
6,750,000		General Electric Capital Corp., Floating Rate Note—Sr. Note, 1.093%, 1/7/2014	6,750,695

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Noncaptive—continued
$10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 1.625%, 7/2/2015	$10,166,270
		TOTAL	28,429,370
		Financial Institution - Insurance - Life—2.2%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,477,578
6,500,000	[1,2]	New York Life Global Funding, Floating Rate Note—Sr. Note, (Series 144A), 0.589%, 5/23/2016	6,530,166
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note—Sr. Secured Note, (Series 144A), 0.504%, 4/4/2014	3,002,544
10,000,000	[1,2]	New York Life Global Funding, Sr. Unsecd. Note, 1.30%, 1/12/2015	10,092,090
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, (Series 144A), 1.15%, 11/25/2016	5,992,806
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	2,975,328
12,650,000	1,2	Principal Life Global Funding II, Floating Rate Note—Sr. Note, (Series 144A), 0.606%, 5/27/2016	12,679,133
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, (Series FRN), 1.021%, 8/15/2018	11,047,344
		TOTAL	54,796,989
		Financial Institution - Insurance - P&C—0.5%
6,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	6,030,690
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,933,214
3,000,000		Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.941%, 8/15/2014	3,013,497
		TOTAL	11,977,401
		Financial Institution - REITs—0.1%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 4/15/2014	3,191,489
		Technology—2.1%
13,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.492%, 5/3/2018	13,741,433
7,850,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.493%, 3/14/2014	7,855,456
5,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	5,018,740
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,952,252
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 0.824%, 1/15/2019	8,041,552
12,000,000		Texas Instruments, Inc., Sr. Unsecd. Note, 1.375%, 5/15/2014	12,044,628
4,250,000		Xerox Corp., Floating Rate Note—Sr. Note, 1.058%, 5/16/2014	4,253,910
		TOTAL	52,907,971
		Transportation - Airlines—0.3%
6,480,000		Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014	6,688,144
		Transportation - Railroads—0.4%
9,000,000		Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, 0.937%, 10/28/2016	9,008,694
		Transportation - Services—0.4%
6,000,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., (Series 144A), 3.125%, 5/11/2015	6,172,938
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	2,087,552
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 5.85%, 3/1/2014	3,025,746
		TOTAL	11,286,236
		Utility - Electric—1.2%
1,500,000	[1,2]	Electricite de France SA, (Series 144A), 5.50%, 1/26/2014	1,504,134
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,021,854
5,000,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	5,273,375
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, (Series A), 2.75%, 3/15/2018	1,130,552
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.20%, 6/1/2015	2,010,952
9,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	9,063,657
3,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.611%, 6/1/2014	3,013,677
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,037,203
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,136,587
1,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, (Series G), 0.85%, 8/15/2014	1,003,009
		TOTAL	30,195,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—0.4%
$10,000,000		Sempra Energy, Floating Rate Note—Sr. Note, 1.003%, 3/15/2014	$10,014,920
		Utility - Natural Gas Pipelines—0.5%
4,335,000		Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	4,503,935
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,003,140
7,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	6,985,608
		TOTAL	13,492,683
		TOTAL CORPORATE BONDS (IDENTIFIED COST $690,472,120)	695,253,639
		MUNICIPAL BONDS—0.7%
		Municipal Services—0.7%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	6,436,133
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 0.869% Bonds, 11/1/2017	10,028,300
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $16,450,000)	16,464,433
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
582,785		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $616,114)	652,401
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.1%
		Commercial Mortgage—3.2%
1,542,168		Bank of America Commercial Mortgage, Inc., Class A3, 5.449%, 1/15/2049	1,541,789
146,914		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	147,264
2,455,549	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,531,660
3,177,802		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	3,182,512
4,667,111		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	4,640,765
2,762,540	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	2,897,651
1,386,079	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,430,860
25,000,000	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.817%, 11/15/2045	25,003,385
5,475,683		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	5,460,814
1,902,830	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	1,932,338
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.959%, 4/10/2046	14,862,904
4,774,599		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	4,802,849
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.368%, 6/15/2045	5,077,615
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.217%, 7/15/2046	8,076,359
		TOTAL	81,588,765
		Federal Home Loan Mortgage Corporation—2.0%
97,347		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.517%, 2/15/2018	97,818
5,090,588		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.567%, 6/15/2034	5,113,390
1,578,124		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.467%, 4/15/2035	1,578,543
2,912,123		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.687%, 12/15/2035	2,936,575
1,148,135		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.627%, 2/15/2034	1,154,624
4,607,150		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.577%, 5/15/2036	4,622,135
1,651,611		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.547%, 5/15/2036	1,656,344
1,198,238		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.652%, 8/15/2035	1,205,149
343,518		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.567%, 7/15/2036	344,798
2,148,363		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.467%, 9/15/2036	2,148,191
2,216,236		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.567%, 7/15/2036	2,217,758
731,858		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.567%, 7/15/2036	735,290
2,068,553		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.617%, 7/15/2037	2,074,411
6,807,759		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.767%, 11/15/2037	6,865,221

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$4,495,654		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.587%, 11/15/2037	$4,508,409
858,650		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.917%, 7/15/2036	872,620
1,834,451		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.077%, 7/15/2037	1,876,501
3,433,817		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	3,547,058
6,600,000		Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.546%, 4/25/2020	6,602,943
		TOTAL	50,157,778
		Federal National Mortgage Association—1.0%
588,753		Federal National Mortgage Association REMIC 2002-77 FA, 1.165%, 12/18/2032	603,515
1,837,830		Federal National Mortgage Association REMIC 2006-119 CF, 0.465%, 12/25/2036	1,838,578
1,544,695		Federal National Mortgage Association REMIC 2006-44 FK, 0.595%, 6/25/2036	1,551,556
6,394,449		Federal National Mortgage Association REMIC 2006-61 FQ, 0.565%, 7/25/2036	6,410,517
1,502,730		Federal National Mortgage Association REMIC 2006-79 DF, 0.515%, 8/25/2036	1,507,850
3,481,674		Federal National Mortgage Association REMIC 2006-81 FB, 0.515%, 9/25/2036	3,490,933
2,889,613		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.385%, 2/25/2046	2,860,956
2,322,053		Federal National Mortgage Association REMIC 2007-88 FY, 0.626%, 9/25/2037	2,327,374
1,432,305		Federal National Mortgage Association REMIC 2007-97 FE, 0.615%, 7/25/2037	1,441,855
883,322		Federal National Mortgage Association REMIC 2008-69 FB, 1.165%, 6/25/2037	906,506
983,062		Federal National Mortgage Association REMIC 2009-42 FG, 0.965%, 5/25/2039	996,626
287,756		Federal National Mortgage Association REMIC 2009-63 FB, 0.665%, 8/25/2039	289,542
1,860,988		Federal National Mortgage Association REMIC 2009-69 F, 1.015%, 4/25/2037	1,900,249
		TOTAL	26,126,057
		Government Agency—0.6%
7,568,858	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	7,350,461
6,320,993		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.699%, 3/9/2021	6,339,324
2,007,909		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.619%, 1/8/2020	2,019,439
		TOTAL	15,709,224
		Government National Mortgage Association—1.6%
18,590,916		Government National Mortgage Association REMIC 2012-H31 FA, 0.519%, 11/20/2062	18,393,964
10,317,609		Government National Mortgage Association REMIC 2013-H16 FA, 0.709%, 7/20/2063	10,317,402
11,003,462		Government National Mortgage Association REMIC 2013-H17 FA, 0.719%, 7/20/2063	10,975,459
		TOTAL	39,686,825
		Non-Agency Mortgage—4.7%
15,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.938%, 5/17/2060	15,271,815
38,804		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.872%, 2/25/2033	38,856
312,958	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 7.319%, 2/3/2029	100,909
334,290		Chaseflex Trust 2006-1, Class A2A, 5.310%, 6/25/2036	333,998
445,969		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.717%, 11/20/2035	13,747
1,666,263	[1,2]	Credit Suisse Commercial Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,642,602
4,923,061	[1,2]	Credit Suisse Commercial Mortgage Trust 2013-IVR3, Class A1, 2.500%, 5/25/2043	4,389,401
2,732,144	[1,2]	Credit Suisse Commercial Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,418,767
402,452		Crusade Global Trust 2005-1, Class A1, 0.304%, 6/17/2037	401,624
5,358,978	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.646%, 10/18/2054	5,389,304
4,205,526	[1,2]	Fosse Master Issuer PLC 2012-1, Class 2A2, 1.646%, 10/18/2054	4,270,106
5,478,758	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.644%, 10/15/2054	5,493,167
1,137,010	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.594%, 10/15/2054	1,142,087
469,470		Impac CMB Trust 2004-7, Class 1A2, 1.085%, 11/25/2034	434,124
637,801		Impac CMB Trust 2004-9, Class 1A2, 1.045%, 1/25/2035	464,097
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.435%, 2/25/2037	1,166,907
9,515,918	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.638%, 12/22/2054	9,653,899

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$16,000,000	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.738%, 12/22/2054	$15,958,416
1,398,318		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.867%, 11/15/2031	1,356,694
8,000,000	[1,2]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.644%, 7/15/2042	8,038,560
442,484		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	447,750
723,980		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	731,003
1,030,481		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,029,966
3,097,512		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,906,086
6,130,289		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	5,186,837
13,548,130		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	12,857,175
9,590,304		Sequoia Mortgage Trust 2013-6, Class A1, 2.500%, 5/25/2043	8,347,401
1,500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 1.792%, 1/21/2055	1,521,265
4,307,579	[1,2]	Springleaf Mortgage Loan Trust 2012-3A, Class A, 1.570%, 12/25/2059	4,256,878
1,249,786		Washington Mutual 2006-AR1, Class 2A1B, 1.213%, 1/25/2046	1,155,178
1,700,978		Washington Mutual 2006-AR15, Class 1A, 0.979%, 11/25/2046	1,429,541
907,817		Washington Mutual 2006-AR17, Class 1A, 0.959%, 12/25/2046	748,180
156,017		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.646%, 7/25/2034	160,438
		TOTAL	118,756,778
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $339,232,218)	332,025,427
		INVESTMENT COMPANIES—8.8%[4]
193,029		Emerging Markets Fixed Income Core Fund	6,417,235
4,371,228		Federated Bank Loan Core Fund	44,761,378
753,713		Federated Mortgage Core Portfolio	7,318,552
119,518,922	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	119,518,922
661,874		Federated Project and Trade Finance Core Fund	6,406,940
5,754,310		High Yield Bond Portfolio	38,093,535
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $219,539,451)	222,516,562
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $2,530,324,290)[6]	2,531,989,577
		OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	1,148,027
		TOTAL NET ASSETS—100%	$2,533,137,604
At December 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Notes 2-Year Short Futures	1,000	$219,812,500	March 2014	$404,000
[8]United States Treasury Notes 5-Year Short Futures	500	$59,656,250	March 2014	$752,789
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,156,789
The average notional value of short futures contracts held by the Fund throughout the period was $310,912,110. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At December 31, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs and Co.	Goldman Sachs and Co.	Unrealized Appreciation of Credit Default Swaps
Reference Entity	Series 19 High Yield CDX Index	Series 20 Leveraged Loan CDSI Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	5.00%	2.50%
Expiration Date	12/20/2017	12/20/2018
Implied Credit Spread at 12/31/20139	2.86%	2.52%
Notional Amount	$12,000,000	$27,000,000
Market Value	$1,204,124	$1,260,009
Upfront Premiums Paid	$281,250	$1,282,500
Net Unrealized Appreciation/Depreciation	$922,874	$(22,491)	$900,383
The average notional amount of credit default swap contracts held by the Fund throughout the period was $38,932,500. This is based on amounts held as of each month-end throughout the three- month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these restricted securities amounted to $933,916,311, which represented 36.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2013, these liquid restricted securities amounted to $933,806,236, which represented 36.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC (Series 1999-3), Class B1,7.319%, 2/3/2029	7/9/1999	$256,186	$100,909
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$9,166
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-day net yield.
6	At December 31, 2013, the cost of investments for federal tax purposes was $2,530,361,027. The net unrealized appreciation of investments for federal tax purposes excluding: a) futures contracts and d) swap contracts was $1,628,550. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,015,413 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,386,863.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$7,711,006	$—	$7,711,006
Asset-Backed Securities	—	1,257,356,943	9,166	1,257,366,109
Corporate Bonds	—	695,253,639	—	695,253,639
Municipal Bonds	—	16,464,433	—	16,464,433
Mortgage-Backed Security	—	652,401	—	652,401
Collateralized Mortgage Obligations	—	332,025,427	—	332,025,427
Investment Companies[1]	216,109,622	6,406,940	—	222,516,562
TOTAL SECURITIES	$216,109,622	$2,315,870,789	$9,166	$2,531,989,577
OTHER FINANCIAL INSTRUMENTS[2]	$1,156,789	$2,464,133	$—	$3,620,922
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014